Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Central Index Key	0001846832
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-40451
Registrant Name	DLocal Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 1093, Boundary Hall, Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
Title of 12(b) Security	Class A common shares, par value US$0.002 per share
Trading Symbol	DLO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	294,931,956
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Dr. Luis Bonavita 1294
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	11300
Contact Personnel Name	Pedro Arnt
City Area Code	424
Local Phone Number	392-7437